FAIR VALUE MEASUREMENTS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 0	$ 232,988
Derivative Liability	5,859,170	26,893
Total fair value	5,859,170	259,881
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Derivative Liability	0	0
Total fair value	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Derivative Liability	0	0
Total fair value	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	232,988
Derivative Liability	5,859,170	26,893
Total fair value	$ 5,859,170	$ 259,881